Events after the reporting date (Details) ₽ in Millions		9 Months Ended
	Nov. 12, 2019 RUB (₽) item	Sep. 30, 2019 USD ($)	Sep. 30, 2019 RUB (₽)	Oct. 31, 2019 RUB (₽)
Events after reporting date
Dividend approved		$ 17,356,313	₽ 1,109
Financial difficulty of third party bank | Kazakhstan
Events after reporting date
Maximum exposure to losses	₽ 330
Pledge of assets as collateral
Events after reporting date
Pledged financial instruments as collateral				₽ 851
Exercise of options | Flocktory Ltd (Cyprus)
Events after reporting date
Number of other shareholders | item	2
Percentage of remaining equity stake held by other shareholders	18.00%
Payments for exercise of options by other shareholders	₽ 482